Fair Value Measurements and Derivative Instruments (Non-Derivative Instruments) (Details) - Foreign currency debt $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Net investment hedge
Carrying Value of Non-derivative instrument Designated as hedging instrument		$ 358,078		$ 320,152
Current portion of long-term debt
Net investment hedge
Carrying Value of Non-derivative instrument Designated as hedging instrument		73,572		38,168
Long-term debt
Net investment hedge
Carrying Value of Non-derivative instrument Designated as hedging instrument		284,506		281,984
Pullmantur and TUI Cruises
Net investment hedge
Carrying Value of Non-derivative instrument Designated as hedging instrument	€ 319.0	$ 358,100	€ 280.0	$ 320,200